Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 2,150,000	$ 68,204,312	$ 1,483,010	$ 71,837,322
UNITED STATES | Office Of Natural Resources Revenue
Total		$ 68,204,312	$ 1,483,010	69,687,322
UNITED STATES | Internal Revenue Service
Total	$ 2,150,000			$ 2,150,000